Warrant Liability	6 Months Ended
Jun. 30, 2019
Warrant Liability [Abstract]
Warrant Liability
5.	WARRANT LIABILITY

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Number of		Number of
	Warrants	Amount	Warrants	Amount
Opening Balance	13,901,859	$11,250,167	4,933,231	$17,849,460

Issue of warrants expiring, April 10, 2023	—	—	1,295,554	5,212,087
Issue of warrants expiring, August 10, 2023	—	—	7,679,574	6,297,251
Issue of warrants expiring, March 21, 2024	8,455,882	15,897,059	—	—
Warrants exercised during the period	(1,018,506)	(3,742,824)	(6,500)	(28,949)
Warrants expired during the period	(135,824)	—	—	—
Foreign exhange adjustment during the period	—	36,625	—	(984,462)
Fair value adjustment during the period	—	3,866,673	—	(17,095,220)

Ending Balance	21,203,411	$27,307,700	13,901,859	$11,250,167